Schedule of other investments (Details) - Alps Life Science Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
At cost		$ 2,722
Less: Accumulated Impairment Loss		(2,702)
Exchange Differences		(20)
At cost, reclassification from investment in associates (Note 9)	1,492,916
Add: Fair Value Through Other Comprehensive Income	4,789,639
Exchange Differences	308,153
Other investments	$ 6,590,708
As at 1 April				28,768
Disposal during year				(28,748)
Exchange difference				$ (20)